Other Real Estate Owned	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Real Estate Owned [Text Block]
Other Real Estate Owned

There were 12 properties valued in the aggregate at $1.1 million in other real estate owned at December 31, 2012 and 11 properties valued in the aggregate at $1.5 million at December 31, 2011, which are included in Other assets. There was an allowance for losses on other real estate owned of $228 thousand and $91 thousand which have been netted out of the foregoing values at December 31, 2012 and 2011, respectively, and have been charged to earnings in Other expenses in the applicable period.